Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 93,187,003.00
Previously Paid Amount	0.00
Total Fee Amount	14,266.93
Total Offset Amount	0.00
Net Fee	$ 14,266.93